Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 13,718,102	$ 18,249,737
Restricted cash	3,000,000	2,999,990
Accounts receivable	6,208,606	4,966,226
Accounts receivable - related parties	285,530	480,111
Advance to suppliers	21,742,495	5,211,542
Inventories	13,278,205	12,316,766
Prepaid expenses and other current assets	1,668,775	2,082,409
Total current assets	59,901,713	46,306,781
Long-term investment	4,454,993	4,861,824
Property and equipment, net	1,019,720	524,428
Intangible assets, net	855,112	386,510
Right of use lease assets, net	3,389,536	5,284,379
Other non-current asset	919,720	1,090,471
Deferred tax assets	661,692	273,525
Total Assets	71,202,486	58,727,918
Current Liabilities:
Short-term loan	2,464,375	2,672,366
Accounts payable	6,331,437	5,054,867
Accounts payable - related parties	1,806,352	2,333,455
Deferred revenue	18,395,244	2,060,872
Deferred revenue - related parties	74,088	93,170
Current portion of operating lease liabilities	1,179,237	1,317,006
Accrued expenses and other liabilities	1,105,241	1,341,690
Due to related parties	178,816	134,381
Taxes payable	102,359	43,019
Total current liabilities	31,637,149	15,050,826
Non-current portion of operating lease liabilities	2,099,430	3,993,641
Total liabilities	33,736,579	19,044,467
Commitments and contingencies
Equity
Common stock, $0.0001 par value, 450,000,000 shares authorized, 34,124,565 and 25,677,965 issued and outstanding at December 31, 2022 and 2021, respectively	3,413	2,568
Preferred stock, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2022 and 2021, respectively	75	75
Additional paid-in capital	52,557,552	40,827,231
Statutory reserves	394,541	394,541
Accumulated deficit	(14,572,425)	(3,036,045)
Accumulated other comprehensive income (loss)	(950,720)	1,495,081
Total Jowell Global Ltd. Stockholders’ Equity	37,432,436	39,683,451
Noncontrolling interest	33,471
Total Equity	37,465,907	39,683,451
Total Liabilities and Equity	$ 71,202,486	$ 58,727,918